Summary of significant accounting policies Narrative (Detail)	Dec. 31, 2021
Contributions paid as from 2016 [abstract]
Minimum guaranteed return	1.75%
Contributions paid until 2015 [abstract]
Minimum guaranteed return employer contributions	3.25%
inimum guaranteed return employee contributions	3.75%
Maximum guaranteed return	3.75%